Trade and Notes Receivables - Summary of Provision for Impairment of Trade and Notes Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line Items]
Impairment losses reversed (note 10)	¥ (3)	¥ (1)	¥ 12
Trade and notes receivables [member]
Disclosure of financial assets [Line Items]
Beginning balance	115	216
Impairment losses recognized (note 10)	6	8
Amount written off during the year as uncollectible	(13)	(100)
Impairment losses reversed (note 10)	(9)	(9)
Disposal of subsidiary	(5)
Provision included in held for sale	(6)
Ending balance	¥ 88	¥ 115	¥ 216